COMBINED CARVE-OUT STATEMENTS OF PARENTS' EQUITY - USD ($)	OceanPal Inc. Predecessors Parent Company Investment	OceanPal Inc. Predecessors Retained Earnings / (Accumulated Deficit)	OceanPal Inc. Predecessors	Retained Earnings / (Accumulated Deficit)	Total
Balance at the beginning at Dec. 31, 2018	$ 141,543,044	$ (103,313,797)	$ 38,229,247
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent Distribution, net (Note 6)	(1,504,222)		(1,504,222)
Net income/(loss)		(1,862,852)	(1,862,852)
Balance at the end at Dec. 31, 2019	140,038,822	(105,176,649)	34,862,173
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent Investment, net (Note 6)	1,271,586		1,271,586
Net income/(loss)		(1,018,310)	(1,018,310)
Balance at the end at Jun. 30, 2020	141,310,408	(106,194,959)	35,115,449
Balance at the beginning at Dec. 31, 2019	140,038,822	(105,176,649)	34,862,173
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent Investment, net (Note 6)	4,235,856		4,235,856
Net income/(loss)		(3,795,959)	(3,795,959)
Balance at the end at Dec. 31, 2020	144,274,678	(108,972,608)	35,302,070
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent Distribution, net (Note 6)	(3,349,458)		(3,349,458)
Net income/(loss)		433,460	433,460
Balance at the end at Jun. 30, 2021	140,925,220	(108,539,148)	32,386,072	$ (1,000)	$ 4,000
Balance at the beginning at Dec. 31, 2020	144,274,678	(108,972,608)	35,302,070
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent Distribution, net (Note 6)	(3,196,728)		(3,196,728)
Net income/(loss)		750,983	750,983
Balance at the end at Nov. 29, 2021	141,077,950	(108,221,625)	32,856,325
Balance at the beginning at Apr. 14, 2021				0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)				(1,000)	(1,000)
Balance at the end at Jun. 30, 2021	$ 140,925,220	$ (108,539,148)	$ 32,386,072	(1,000)	4,000
Balance at the beginning at Apr. 14, 2021				0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)				134,000	134,000
Balance at the end at Dec. 31, 2021				65,000	48,149,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)				$ 1,062,000	1,062,000
Balance at the end at Jun. 30, 2022					$ 60,918,000